Segment information - Cash Capital Expenditure by Segment (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of operating segments [line items]
Capital expenditure	$ 4,031	$ 3,757	$ 5,393	$ 7,787	$ 9,141
Investments in joint ventures and associates	187	426	406	613	819
Investments in equity securities	20	20	17	39	32
Cash capital expenditure	4,237	4,202	5,817	8,439	9,993
Third-party
Disclosure of operating segments [line items]
Capital expenditure	4,031	3,757	5,393	7,787	9,141
Investments in joint ventures and associates	187	426	406	613	819
Investments in equity securities	20	20	17	39	32
Cash capital expenditure	4,237	4,202	5,817	8,439	9,993
Third-party | Integrated Gas
Disclosure of operating segments [line items]
Capital expenditure	1,097	780	988	1,877	1,930
Investments in joint ventures and associates	162	233	209	395	383
Investments in equity securities	10	0	0	10	0
Cash capital expenditure	1,269	1,014	1,196	2,283	2,313
Third-party | Upstream
Disclosure of operating segments [line items]
Capital expenditure	1,657	2,002	2,774	3,659	4,501
Investments in joint ventures and associates	(24)	157	52	133	248
Investments in equity securities	0	0	0	0	0
Cash capital expenditure	1,633	2,159	2,826	3,792	4,749
Third-party | Marketing
Disclosure of operating segments [line items]
Capital expenditure	380	240	427	619	679
Investments in joint ventures and associates	0	4	1	4	5
Investments in equity securities	0	4	0	5	0
Cash capital expenditure	380	248	429	628	684
Third-party | Chemicals and Products
Disclosure of operating segments [line items]
Capital expenditure	461	332	704	794	1,155
Investments in joint ventures and associates	46	31	71	76	78
Investments in equity securities	0	0	0	0	0
Cash capital expenditure	507	363	775	870	1,233
Third-party | Renewables and Energy Solutions
Disclosure of operating segments [line items]
Capital expenditure	420	390	468	810	826
Investments in joint ventures and associates	2	0	72	2	102
Investments in equity securities	7	14	16	21	30
Cash capital expenditure	429	404	555	833	958
Third-party | Corporate
Disclosure of operating segments [line items]
Capital expenditure	15	12	32	27	49
Investments in joint ventures and associates	1	1	1	3	3
Investments in equity securities	2	1	2	3	2
Cash capital expenditure	$ 19	$ 14	$ 36	$ 33	$ 54